Touchstone Non-US Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg World ex US Large & Mid Cap Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.47%	7.59%	8.43%
MSCI All Country World Ex USA Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		23.37%	9.02%	9.66%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.25%	7.70%	8.37%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.85%	6.90%	7.57%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		27.76%	9.24%	9.60%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		30.13%	10.41%	10.59%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		30.16%	10.41%	10.61%

[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.